Annual Total Returns (Vanguard High Dividend Yield Index Fund - Investor Shares Retail) (Vanguard High Dividend Yield Index Fund, Vanguard High Dividend Yield Index Fund - Investor Shares)	12 Months Ended
Oct. 31, 2013
Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - Investor Shares
Annual Total Return
2013	30.13%
2012	12.59%
2011	10.35%
2010	14.02%
2009	17.52%
2008	(32.51%)
2007	1.54%